Redeemable Shares of Tge Spac (Details)	12 Months Ended
Dec. 31, 2025 shares
Public Investors [Member] | Class A Ordinary Shares [Member]
Redeemable Shares of TGE SPAC [Line Items]
Issued shares	15,000,000